Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Components of Operating Lease Cost

The components of operating lease costs were as follows:

	Six months ended June 30,
	2024	2025
	Unaudited

Operating lease cost	$564	$580
Variable lease cost	31	43

Total net lease costs	$595	$623

Supplemental balance sheet information related to operating leases is as follows:

	As of
	December 31, 2024	June 30, 2025
		Unaudited

Weighted average remaining lease term (in years)	10.07	9.50
Weighted average discount rate	5.96%	5.89%

Schedule of Minimum Lease Payments

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2025, are as follows:

Operating leases
Unaudited

2025	$589
2026	1,052
2027	1,022
2028	954
2029	931
2030 and thereafter	5,213

Total undiscounted lease payments	9,761
Less: imputed interest	2,480

Present value of lease liabilities	$7,281